Related Party Transactions - Summary of Balances with Related Parties (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Tencent Group [Member]
Disclosure Of Balances With Related Parties [Line Items]
Accounts Receivable	¥ 2,510	¥ 1,993
Prepayments, Deposits and Other Assets	51	39
Accounts Payable	719	763
Other Payables and Accruals	440	237
The Company's Associates and Associates of Tencent Group [Member]
Disclosure Of Balances With Related Parties [Line Items]
Accounts Receivable	90	48
Prepayments, Deposits and Other Assets	142	64
Accounts Payable	198	37
Other Payables and Accruals	¥ 55	¥ 46